Subsequent Events (Details)	Feb. 16, 2017 item $ / shares	Feb. 14, 2017	Sep. 30, 2017 $ / shares	Feb. 15, 2017 USD ($)	Dec. 31, 2016 $ / shares	Dec. 31, 2015 $ / shares
Subsequent Event
Reverse stock split	10
Common stock, par value (in dollars per share)	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Subsequent Event
Subsequent Event
Reverse stock split	10	10
Exercise price, multiple factor | item	10
Common stock, par value (in dollars per share)	$ 0.001
Subsequent Event | Interest Note 2
Subsequent Event
Principal amount | $				$ 420,000